Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

Note 8 LEASES

The Group leases office under a non-cancelable operating lease agreement, which expire in 2025. As of September 30, 2023, the Group’s operating leases had a weighted average remaining lease term of 1.80 years and a weighted average discount rate of 7.50%. Future lease payments under operating leases as of September 30, 2023 are as follows:

As of September 30,
2023
$
2024	240,874
2025	165,964

Total future lease payments	406,838
Impact of discounting remaining lease payments	(25,741)

Total lease liabilities	381,097
Lease liabilities, current	220,101
Lease liabilities, non-current	160,996

Operating lease expenses for the years ended September 30, 2021, 2022 and 2023 were $30,910, $30,662 and $nill, respectively, which did not include short-term lease cost. No short-term lease costs incurred for the years ended September 30, 2021, 2022 and 2023.

Cash paid for amounts included in the measurement of operating lease liabilities was $44,928 for the year ended September 30, 2023. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets was $400,293 for the year ended September 30, 2023.

Future minimum lease payments under non-cancelable operating lease agreements at September 30, 2022 are as follows:

Years Ending September 30,	Lease Commitment
2023	25,552
Total	$25,552

Amortization of right-of-use for the year ended September 30, 2023 was $63,932.